Commitments, Contingencies, and Sponsored Research	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES, AND SPONSORED RESEARCH

Note 13 COMMITMENTS, CONTINGENCIES, AND SPONSORED RESEARCH

The Company is a party to various vendor and license agreements and sponsored research arrangements in the normal course of business that create commitments and contractual obligations.

Vendor Agreements

The Company entered into an agreement to purchase supplies from an unrelated party in December 2019. The agreement required a purchase of 10,000 units over the 3-year term of the contract. The Company had $788 remaining on its purchase obligation and in July of 2022, the Company amended the vendor agreement under which it was previously committed to purchasing 10,000 units of supplies over a three-year term. That amendment resulted in the elimination of the $788 commitment remaining under the agreement in exchange for a reduced royalty rate to be received by the Company on future sales of infinium mouse methylation arrays.

License Agreements

In April 2017, the Company entered into a license agreement with The Regents of University of California (the “Regents”) to develop and commercialize the DNA Methylation Based Predictor of Mortality. The agreement remains in effect through the life of the Regents’ patents related to this license agreement. The Company is required to pay license maintenance fees on each anniversary date of agreement execution. The Company is liable to the Regents for an earned royalty of net sales of licensed products or licensed methods.

In February 2021, the Company entered into another license agreement with the Regents for GrimAge and PhenoAge technology. The agreement remains in effect through the life of the Regents’ patents related to this license agreement. In consideration of the license and rights granted under the license agreement, the Company made a one-time cash payment and will make maintenance payments on each anniversary of the Agreement. The Company will pay the Regents for each assay internally used and a royalty on external net sales. Additionally, the contract includes development milestones and fees related to achieving commercial sales and a comparative longitudinal study of health outcomes.

Harvard University’s Brigham and Women’s Hospital

During the second quarter of 2022, the Company entered into an agreement and license option with The Brigham and Women’s Hospital, Inc. (the “Hospital”) to conduct epigenetic profiling of associations between epigenetic aging and numerous behavioral, lifestyle, dietary and clinical risk factors, as well as major morbidity and mortality outcomes. The Company refers to this study as VECTOR. Specific aims of this research include: (i) to examine epigenetic association with lifestyle and dietary factors, including smoking history, physical activity, body mass index, alcohol intake, dietary patterns, dietary supplement use, and aspirin used; (ii) to examine epigenetic association with major morbidity including cardiovascular disease, cancer, type 2 diabetes, hypertension, liver disease, renal disease, and respiratory disease, (iii) to conduct an National Death Index Plus search to update and extend mortality follow up on Harvard University’s Physicians’ Health Study (“PHS’), and (iv) utilizing the newly expanded PHS mortality follow-up data, to examine epigenetic association with lifespan, longevity, and mortality. In addition, the epigenetic resources contained in the PHS studies have the potential to contribute and extend to large meta-analyses and validation studies of epigenetic association and understanding of these factors and their impact on human aging acceleration.

The Company is responsible for payments up to $849 related to the agreement, half of which was paid upon contract execution during the second quarter of 2022. Remaining payments are due as follows: (i) 20% upon the enrollment of the first patient, (ii) 20% upon the enrollment of the final patient and (iii) 10% upon lab receipt of shipments for all initially planned assays. Costs associated with the clinical trial agreement are being recorded as research and development expenses in the consolidated statements of operations.

U.S. Department of Health and Human Services

In June 2020, the Company entered into a cooperative research and development agreement (“CRADA) with the U.S. Department of Health and Human Services (“HHS”) and agencies of U.S. Public Health Services within the HHS, as well as the National Institute on Deafness and other Communication Disorders (“NIDCD”), to enhance understanding of epigenetic gene regulation in Recurrent Respiratory Papillomatosis (“RRP”).

Under the CRADA agreement, the Company is granted an exclusive option to elect an exclusive or nonexclusive commercialization license, with terms of the license that reflect the nature of the invention, the relative contributions of the respective parties, a plan for the development and marketing, and the costs of subsequent research and development needed to bring the invention to market. The Company is responsible for payment of all fees related to CRADA patents.

As part of the CRADA agreement, the Company agreed to provide funding totaling $200 under the two-year term of the agreement. The Company recognized $29 and $25 in sponsored research expenses related to this agreement during the three months ended September 30, 2022 and 2021, respectively, and $75 and $29 in sponsored research expenses related to this agreement during the nine months ended September 30, 2022 and 2021, respectively. These amounts are recorded within research and development expenses in the consolidated statements of operations.

The Children’s Hospital of Philadelphia

In February 2021, the Company entered into a sponsored research agreement with The Children’s Hospital of Philadelphia (“CHOP”) to develop new methods and software implementations for the processing and analysis of Illumina Infinium DNA methylation technology, including the Infinium EPIC+ Human Array and the infinium mouse methylation array. The intent of the research agreement is to create open-source software that will be able to import data from any Infinium DNA methylation array and conduct state-of-the-art processing and quality control of the data in an automated fashion.

In consideration for sponsoring the research, the Company shall have a first and exclusive option to negotiate for a revenue-bearing exclusive license to any patent rights or other intellectual property rights for CHOP intellectual property or CHOP’s interests in any joint intellectual property. Additionally, the Company agrees to reimburse CHOP for fees relating to maintaining the patents.

As part of the CHOP Agreement, the Company will provide funding totaling $311 over a two-year period, commencing February 1, 2021. The Company recognized $40 and $38 in sponsored research expenses during the three months ended September 30, 2022 and 2021, respectively, and $119 and $101 in sponsored research expenses during the nine months ended September 30, 2022 and 2021, respectively. These amounts are recorded within research and development expenses in the consolidated statements of operations.

Parallel Run Study

During the third quarter of 2022, the Company executed a Memorandum of Understanding and Pilot Research Agreement (the “Agreement”) with both a life insurance carrier and a reinsurer. The purpose of the Agreement is to conduct a parallel run study, using a minimum of 2,500 participants, comparing traditional medical underwriting results to those obtained through use of the Company’s saliva-based epigenetic biomarker technology. The Agreement is intended to assess the value of the Company’s technology for a saliva-based next-generation underwriting protocol and will help determine whether the parties will later enter into a commercial agreement. The Agreement commenced in the third quarter of 2022 and will continue until the sooner of project completion, project termination, or the Company and the life insurance carrier entering into a commercial agreement for the scaled rollout of FOXO’s technology in the life insurance carrier’s underwriting processes. The Company has determined that costs associated with the agreement will be recorded as research and development expenses in the consolidated statements of operations in accordance with accounting standards codification guidance. The agreement stipulates that the life insurance carrier and reinsurer will share in costs equally with the Company up to $200 each. Cost sharing reimbursements received from the life insurance carrier and reinsurer have been recorded within parallel run advance in the consolidated balance sheet as of September 30, 2022 and are being recognized as contra expenses in the consolidated statement of operations as the Company incurs costs related to the agreement.

Litigation

The Company may be involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position or liquidity. The Company is not aware of any material legal or regulatory matters threatened or pending against the Company.

Note 16 COMMITMENTS AND CONTINGENCIES

Vendor Agreements

The Company entered into an agreement to purchase supplies from an unrelated party in December 2019. The agreement required a purchase of 10,000 units over the 3-year term of the contract. As of December 31, 2021, the Company had $788 remaining on its purchase obligation.

Litigation

The Company may be involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position or liquidity. The Company is not aware of any material legal or regulatory matters threatened or pending against the Company.

License Agreements

In April 2017, the Company entered into a license agreement with The Regents of University of California (the “Regents”) to develop and commercialize the DNA Methylation Based Predictor of Mortality. The agreement remains in effect through the life of the Regents’ patents related to this license agreement. The Company is required to pay license maintenance fees on each anniversary date of agreement execution. The Company is liable to the Regents for an earned royalty of net sales of licensed products or licensed methods.

In February 2021, the Company entered into another license agreement with the Regents for GrimAge and PhenoAge technology. The agreement remains in effect through the life of the Regents’ patents related to this license agreement. In consideration of the license and rights granted under the license agreement, the Company made a one-time cash payment and will make maintenance payments on each anniversary of the Agreement. The Company will pay the Regents for each assay internally used and a royalty on external net sales. Additionally, the contract includes development milestones and fees related to achieving commercial sales and a comparative longitudinal study of health outcomes.